Regulatory Matters (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Classification	Dec. 31, 2022 USD ($)
Regulatory Matters [Abstract]
Number of classifications of prompt corrective action regulations | Classification	5
Tier 1 capital (to average assets) [Abstract]
Minimum assets SBHCP requires	$ 17,895
Bank [Member]
Tier 1 capital (to average assets) [Abstract]
Actual Amount	$ 142,895	$ 135,404
Actual Ratio	0.108	0.11
To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	$ 118,910	$ 110,806
To Be Well Capitalized Under Prompt Corrective Action Regulations Ratio	0.09	0.09
Bank [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Tier 1 capital (to average assets) [Abstract]
Transition amount from adoption of CECL	$ 2,276
Add-back amount of Tier 1 capital	1,707
Add-back amount of average assets	$ 1,707